Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	116 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000160936 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	11.85%	15.68%	13.76%
C000160934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	5.75%	14.16%	12.84%
C000160935 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	9.78%	14.55%	12.78%
C000166019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	11.90%	15.74%	13.81%
Without Sales Load [Member] | C000160934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	11.62%	15.40%	13.48%
Without Sales Load [Member] | C000160935 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	10.73%	14.55%	12.78%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	13.73%	15.66%	13.71%